INCOME TAXES (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Statement [Line Items]
Recognized a non-cash expense	$ 171	$ 30
Canadian [Member]
Statement [Line Items]
Capital losses carried forward	7,281
Non-capital tax losses carried forward	$ 11,154
Non-capital losses expiry date range	2025 to 2043
Mexican [Member]
Statement [Line Items]
Non-capital tax losses carried forward	$ 29,845
Non-capital losses expiry date range	2025 to 2034